Shareholder Report		6 Months Ended	12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Sep. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Fenway Funds
Entity Central Index Key		0000826473
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000007083
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Investor Shares
Trading Symbol		VEIPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 13
Expense Ratio, Percent	[1]	0.26%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 62,529,000,000
Holdings Count | Holding		217
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$62,529
Number of Portfolio Holdings	217
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	2.9%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Energy	8.1%
Financials	19.8%
Health Care	14.8%
Industrials	11.4%
Information Technology	12.8%
Materials	3.6%
Real Estate	2.5%
Utilities	7.2%
Other Assets and Liabilities—Net	2.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007084
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Admiral™ Shares
Trading Symbol		VEIRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[2]	0.17%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 62,529,000,000
Holdings Count | Holding		217
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$62,529
Number of Portfolio Holdings	217
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	2.9%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Energy	8.1%
Financials	19.8%
Health Care	14.8%
Industrials	11.4%
Information Technology	12.8%
Materials	3.6%
Real Estate	2.5%
Utilities	7.2%
Other Assets and Liabilities—Net	2.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007086
Shareholder Report [Line Items]
Fund Name		PRIMECAP Core Fund
Class Name		Investor Shares
Trading Symbol		VPCCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent	[3]	0.38%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 13,537,000,000
Holdings Count | Holding		181
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$13,537
Number of Portfolio Holdings	181
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	5.8%
Consumer Discretionary	8.3%
Consumer Staples	2.0%
Energy	3.7%
Financials	10.9%
Health Care	21.9%
Industrials	16.9%
Information Technology	25.9%
Materials	2.2%
Utilities	0.1%
Other Assets and Liabilities—Net	2.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.